Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net [Text Block]

11. Intangible assets, net

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Cost:
Exclusive distribution right	5,500	5,500	883
China IP rights	1,782	1,782	286
U.S. IP rights	4,047	4,047	650
Patent	8,097	8,097	1,300
Others	219	219	35
	19,645	19,645	3,154
Accumulated amortization:
Exclusive distribution right	3,575	4,675	751
China IP rights	89	178	29
U.S. IP rights	289	578	93
Patent	1,288	3,496	561
Others	18	33	5
	(5,259)	(8,960)	(1,439)
Intangible assets subject to amortization, net	14,386	10,685	1,715
IPR&D	35,229	35,229	5,655
Total intangible assets, net	49,615	45,914	7,370

The exclusive distribution right is for distributing Iron in the PRC. The Group purchased the 5 -year right from an unrelated third party in 2008, based on which the useful life was determined.

The China and U.S. IP rights and IPR&D were acquired in an assets acquisition. The initial carrying values for these assets were determined by allocating the total cost of the acquisition to the individual assets on a relative fair value basis. Useful lives of the China and U.S. IP rights were determined based on the estimated period for which the IP rights are expected to generate future cash flows for the Group. IPR&D represents the acquisition cost of the test results and data related to the pre-clinical and phase-I clinical trials and were capitalized because they have alternative future uses. IPR&D will not be subject to amortization until the R&D project is substantially completed.

The Group acquired a patent from an unrelated third party in 2011 with a period of validity of 20 years from February 1995. This is capitalized and amortized over the remaining period of the patent.

Amortization expense of RMB1,103,000, RMB2,781,000 and RMB3,791,000 (US$608,000) for the years ended December 31, 2010, 2011 and 2012, respectively, was included in cost of revenue.

The estimated amortization expense of intangible assets for the next five years and thereafter is as follows:

	RMB’ 000	US$’000
2013	3,426	550
2014	2,601	417
2015	577	93
2016	393	63
2017 and thereafter	3,688	592
Total	10,685	1,715